Deferred Tax Assets And Deferred Tax Liabilities - Summary of Deferred Income assets And Liabilities Net (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets and liabilities [abstract]
Deferred tax assets	¥ 6,978,651	¥ 6,773,586
Deferred tax liabilities	(297,931)	(333,560)
Net amount	¥ 6,680,720	¥ 6,440,026